Goodwill and intangible assets - Intangible Assets, Net (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Line Items]
Gross Carrying Amount	$ 65.5	$ 65.5
Accumulated Amortization	30.0	22.8
Net Carrying Amount	35.5	42.7
Technology
Goodwill [Line Items]
Gross Carrying Amount	10.0	10.0
Accumulated Amortization	10.0	8.1
Net Carrying Amount	0.0	1.9
Customer relationships
Goodwill [Line Items]
Gross Carrying Amount	54.2	54.2
Accumulated Amortization	19.0	14.1
Net Carrying Amount	35.2	40.1
Marketing
Goodwill [Line Items]
Gross Carrying Amount	1.3	1.3
Accumulated Amortization	1.0	0.6
Net Carrying Amount	$ 0.3	$ 0.7